Other non-current assets (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Other Assets, Noncurrent Disclosure [Abstract]
Deferred tax effect of internal transfer of assets		$ 92	$ 102
Deferred mobilization costs		32	47
Deferred consideration		0	154
Receivable from shipyard	[1]	199	0
Other		8	8
Total other non-current assets		$ 331	$ 311

[1]	The Receivable from shipyard relates to the West Mira. Please see Note 5 – (Loss)/gain on disposals for more information